14. Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets Tables
Moviment in intangible assets
	2016	Additions (amortization)	Transfers	Disposals	Capitalized Interests	2017
Cost of intangible assets, gross
Software rights to use	14,612,475	-	1,345,333	-	-	15,957,808
Authorizations	5,399,023	50,045	942,326	-	-	6,391,394
Goodwill	1,527,219	-	-	-	-	1,527,219
Cost of deferred commission to dealers	203,892	180,563	-	-	-	384,455
List of clients	95,200	-	-	-	-	95,200
Right to use infrastructure of LT Amazonas	198,202	-	-	-	-	198,202
Other assets	198,198	17,425	55,064	-	-	270,687
Intangible assets under development	3,794,582	1,684,811	(2,019,098)	-	264,292	3,724,587

Total intangible assets, gross	26,028,791	1,932,844	323,625	-	264,292	28,549,552
Accumulated amortization
Software rights to use	(10,880,739)	(1,377,294)	-	(7,358)	-	(12,265,391)
Authorizations	(4,235,831)	(261,927)	-	-	-	(4,497,758)
Cost of deferred commission to dealers	(101,911)	(153,783)	-	-	-	(255,694)
List of clients	(86,800)	(8,400)	-	-	-	(95,200)
Right to use infrastructure of LT Amazonas	(32,621)	(9,910)	-	-	-	(42,531)
Other assets	(58,314)	(22,137)	-	-	-	(80,451)

Total accumulated amortization	(15,396,216)	(1,833,451)	-	(7,358)	-	(17,237,025)

Intangible assets, net
Software rights to use (c)	3,731,736	(1,377,294)	1,345,333	(7,358)	-	3,692,417
Authorizations	1,163,192	(211,882)	942,326	-	-	1,893,636
Goodwill (d)	1,527,219	-	-	-	-	1,527,219
Cost of deferred commission to dealers (h)	101,981	26,780	-	-	-	128,761
List of clients (e)	8,400	(8,400)	-	-	-	-
Right to use infrastructure of LT Amazonas (f)	165,581	(9,910)	-	-	-	155,671
Other assets	139,884	(4,712)	55,064	-	-	190,236
Intangible assets under development (g)	3,794,582	1,684,811	(2,019,098)	-	264,292	3,724,587

Total Intangible assets, net	10,632,575	99,393	323,625	(7,358)	264,292	11,312,527

	2015	Additions (amortization)	Transfers	Disposals	Capitalized Interests	2016
Cost of intangible assets, gross
Software rights to use	13,033,544	29,372	1,551,252	(1,693)	-	14,612,475
Authorizations	5,189,022	152,201	57,800	-	-	5,399,023
Goodwill	1,527,219	-	-	-	-	1,527,219
Cost of deferred commission to dealers	28,991	174,901	-	-	-	203,892
List of clients	95,200	-	-	-	-	95,200
Right to use infrastructure of LT Amazonas	198,202	-	-	-	-	198,202
Other assets	167,125	-	31,073	-	-	198,198
Intangible assets under development	3,416,633	1,734,493	(1,640,125)	-	283,581	3,794,582

Total intangible assets, gross	23,655,936	2,090,967	-	(1,693)	283,581	26,028,791
Accumulated amortization
Software rights to use	(9,591,782)	(1,290,650)	-	1,693	-	(10,880,739)
Authorizations	(3,962,749)	(273,082)	-	-	-	(4,235,831)
Cost of deferred commission to dealers	(1,688)	(100,223)	-	-	-	(101,911)
List of clients	(70,000)	(16,800)	-	-	-	(86,800)
Right to use infrastructure of LT Amazonas	(22,711)	(9,910)	-	-	-	(32,621)
Other assets	(47,813)	(10,501)	-	-	-	(58,314)

Total accumulated amortization	(13,696,743)	(1,701,166)	-	1,693	-	(15,396,216)

Intangible assets, net
Software rights to use (c)	3,441,762	(1,261,278)	1,551,252	-	-	3,731,736
Authorizations	1,226,273	(120,881)	57,800	-	-	1,163,192
Goodwill (d)	1,527,219	-	-	-	-	1,527,219
Cost of deferred commission to dealers (h)	27,303	74,678	-	-	-	101,981
List of clients (e)	25,200	(16,800)	-	-	-	8,400
Right to use infrastructure of LT Amazonas (f)	175,491	(9,910)	-	-	-	165,581
Other assets	119,312	(10,501)	31,073	-	-	139,884
Intangible assets under development (g)	3,416,633	1,734,493	(1,640,125)	-	283,581	3,794,582

Total intangible assets, net	9,959,193	389,801	-	-	283,581	10,632,575

Schedule of Amortization Rates
Annual rate %

Software rights to use	20
Authorizations	5 to 50
Cost of deferred commission to dealers	50
List of clients	18
Right to use infrastructure	5
Other assets	7 to 10